Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Trading Assets and Liabilities
Trading assets	SFr 132,203	SFr 156,334
Trading liabilities	42,169	39,119
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	62,135	72,765
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	46,463	55,722
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	18,312	19,621
Trading liabilities	15,223	14,654
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	5,293	8,226
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	26,946	24,465
Bank
Schedule of Trading Assets and Liabilities
Trading assets	132,427	156,774
Trading liabilities	42,171	39,132
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	62,216	72,826
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	46,517	55,822
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	18,402	19,900
Trading liabilities	15,223	14,654
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	5,292	8,226
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 26,948	SFr 24,478